Segment information - Segment Revenue and Assets by Geography (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	€ 18,302	€ 17,320	€ 13,763
Non-current assets other than financial instruments and deferred tax assets	22,548	22,558
Europe
Disclosure of geographical areas [line items]
Revenue	14,553	13,529	11,584
Non-current assets other than financial instruments and deferred tax assets	15,114	14,796
Iberia
Disclosure of geographical areas [line items]
Revenue	3,325	3,034	2,495
Non-current assets other than financial instruments and deferred tax assets	6,455	6,401
Germany
Disclosure of geographical areas [line items]
Revenue	3,018	2,682	2,335
Non-current assets other than financial instruments and deferred tax assets	3,162	3,091
Great Britain
Disclosure of geographical areas [line items]
Revenue	3,235	3,088	2,613
Non-current assets other than financial instruments and deferred tax assets	2,523	2,469
France
Disclosure of geographical areas [line items]
Revenue	2,321	2,089	1,813
Non-current assets other than financial instruments and deferred tax assets	940	896
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue	1,078	1,042	926
Non-current assets other than financial instruments and deferred tax assets	623	613
Netherlands
Disclosure of geographical areas [line items]
Revenue	718	682	557
Non-current assets other than financial instruments and deferred tax assets	439	428
Norway
Disclosure of geographical areas [line items]
Revenue	376	404	391
Non-current assets other than financial instruments and deferred tax assets	225	242
Sweden
Disclosure of geographical areas [line items]
Revenue	398	421	375
Non-current assets other than financial instruments and deferred tax assets	349	349
Iceland
Disclosure of geographical areas [line items]
Revenue	84	87	79
Non-current assets other than financial instruments and deferred tax assets	38	36
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	360	271
Total API
Disclosure of geographical areas [line items]
Revenue	3,749	3,791	2,179
Non-current assets other than financial instruments and deferred tax assets	7,434	7,762
Australia
Disclosure of geographical areas [line items]
Revenue	2,385	2,339	1,359
Non-current assets other than financial instruments and deferred tax assets	5,065	5,281
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Revenue	679	649	377
Non-current assets other than financial instruments and deferred tax assets	1,687	1,755
Indonesia and Papua New Guinea
Disclosure of geographical areas [line items]
Revenue	685	803	€ 443
Non-current assets other than financial instruments and deferred tax assets	€ 682	€ 726